Putnam
Emerging
Growth
Fund

ANNUAL REPORT

August 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

Dear Shareholder:

It is with pleasure that your Trustees report on Putnam Emerging Growth Fund's abbreviated fiscal period from December 28, 1995, through August 31, 1996. As you know, the fund is still in its incubated period; however, it is scheduled to open to the public on November 1, 1996. Certainly the early performance of your fund has been strong, with shares rising 20.94% at net asset value (NAV) since inception. In the months ahead, we are optimistic about prospects for companies in diverse emerging markets, from Latin America to Eastern Europe to Southeast Asia.

The fund is managed with an emphasis on company selection, with rapid earnings growth as a distinguishing feature. Ideally the fund mostly targets companies whose earnings are increasing by more than 20% annually. Fund Manager J. Peter Grant also looks for companies with undervalued assets. Russia, in particular, has many companies whose assets -- including land, machinery, and oil reserves -- are valued at a fraction of their real worth.

Evaluating the strength of a country's economy, while less important than company selection, does have a role in the management of the fund. If a country appears to be too unstable, either politically or financially, Peter will avoid it. When investing in emerging markets, however, it is not always possible to anticipate every problem, and thus some risks remain.

Over the past six months, Peter and his management team identified a number of attractive stocks, some of which are discussed below. While they viewed these securities favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future. They saw strong performance from the fund's position in Pliva, a Croatian pharmaceutical company. They also bought shares of another drug company, the Hungarian firm Gedeon Richter, because it appeared undervalued. In Russia, they found a number of companies that, while not exhibiting substantial earnings growth, were also dramatically undervalued. Lukoil is a massive semiprivatized oil company whose in-ground oil reserves were assessed at 10 cents per barrel; many oil companies in developed countries are comparably rated at around $6 per barrel. Elsewhere in Europe, the fund owns Investec Consultadoria International, a Portuguese media company moving its business from print to television.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP COUNTRY ALLOCATIONS
(8/31/96)*]

Brazil              15.2%

Philippines          8.7%

Hong Kong            8.5%

India                6.8%

Mexico               6.7%

Indonesia            5.6%

South Africa         5.4%

Footnote reads:
*Based on net assets. Country weightings will vary over time.

In Latin America, among other holdings, the fund owns shares of Telemig, a telephone company, and Cie Cervejaria Brahma, a brewing company, both Brazilian. The portfolio also includes stock in Apasco, a successful Mexican cement maker. In Asia, the fund has positions in Siam Makro, a Thai retailer; Belle Corp., a Philippine gaming concern; and Indian Hotels, serving India's burgeoning business market. Another promising company in Asia is Gudang Garam, a fast-growing Indonesian cigarette manufacturer.

Putnam Management believes that emerging markets represent a profoundly exciting long-term investment opportunity. Countries are enacting policies more conducive to economic expansion and foreign investment. Economic output is rising rapidly in many places, boosting per-capita incomes and standards of living. In turn, companies -- some newly private -- are thriving as they serve these dynamic markets. Putnam will continue to invest in emerging markets as prudently as possible, seeking to take advantage of these long-term trends.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

October 16, 1996

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/96, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. These risks may be increased when investing in emerging markets.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Emerging Growth Fund is designed for investors seeking capital appreciation through investments in common stocks and other equity securities of companies located in emerging markets outside the United States.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIOD ENDED 8/31/96

                                   Standard      MSCI
                                   & Poor's      EAFE
                  NAV     POP     500 Index     Index
-----------------------------------------------------------------------
Life of fund
since 12/28/95  20.94%  13.97%         7.64%     1.68%
-----------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/96
(most recent calendar quarter)

                                         NAV        POP
-----------------------------------------------------------------------
Life of fund
since 12/28/95                         20.94%     13.97%
-----------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Performance data reflects an expense limitation currently in effect. Without this expense limitation, total returns would have been lower. Short-term results of a relatively new fund, such as the fund, are not necessarily indicative of its long-term prospects. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge.

[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 12/28/95

Starting value                 (Insert ending Total)
$9,425             Fund's shares at POP     $11,397
$10,000                 MSCI EAFE Index     $10,168

(plot points for 10-year total return mountain chart)

Date/year     Fund at POP     MSCI EAFE INDEX
---------     -----------     ---------------
12/29/95            9,425              10,000
1/31/96            10,089              10,041
2/29/96            10,156              10,075
3/31/96            10,400              10,289
4/30/96            11,100              10,588
5/31/96            11,811              10,393
6/30/96            12,011              10,452
7/31/96            11,100              10,146
8/31/96            11,397              10,168

Footnote reads:
Past performance is no assurance of future results.



PRICE AND DISTRIBUTION INFORMATION
12/28/95 through 8/31/96
-----------------------------------------------------------------------

-----------------------------------------------------------------------
Distributions (number)*         --
-----------------------------------------------------------------------
Income                          --
-----------------------------------------------------------------------
Capital gains                   --
-----------------------------------------------------------------------
Total                           --
-----------------------------------------------------------------------
Share value:                NAV     POP
-----------------------------------------------------------------------
12/28/95                  $8.50   $9.02
(inception)
-----------------------------------------------------------------------
8/31/96                   10.28   10.91
-----------------------------------------------------------------------

* The fund made no distributions during the reporting period. It will make its initial distribution before the end of calendar 1996.

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australia, and the Far East, with all values expressed in U.S. dollars.

* The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes.
  Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Emerging Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Emerging Growth Fund (the "fund") at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period December 28, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

October 16, 1996




Portfolio of investments owned
August 31, 1996

COMMON STOCKS  (77.6%) *
NUMBER OF SHARES                                                                                                       VALUE

Argentina  (1.7%)
----------------------------------------------------------------------------------------------------------------------------
           12,000  Cresud S.A.                                                                                      $ 19,572
              800  Inversiones Y Represent ADR                                                                        22,100
              500  Siderar S.A. 144A ADR +                                                                             9,250
                                                                                                                  ----------
                                                                                                                      50,922

Brazil  (4.8%)
----------------------------------------------------------------------------------------------------------------------------
            1,300  Cemig S.A. ADR                                                                                     38,675
              740  Telecomunicacoes Brasileiras S.A. (Telebras)                                                       44,848
              519  Telecomunicacoes do Rio de Janeiro S.A. (Brazil)                                                   55,691
                                                                                                                  ----------
                                                                                                                     139,214

Canada  (0.8%)
----------------------------------------------------------------------------------------------------------------------------
            2,700  Indochina Goldfields Ltd. 144A +                                                                   22,492

Chile  (2.3%)
----------------------------------------------------------------------------------------------------------------------------
              400  Cia de Telecomunicaciones de Chile S.A. ADR                                                        39,100
            2,300  Banco Satander Chile ADR                                                                           29,038
                                                                                                                  ----------
                                                                                                                      68,138

Croatia  (3.2%)
----------------------------------------------------------------------------------------------------------------------------
            2,000  Pliva D.D. 144A GDR +                                                                              93,750

Guatemala  (1.1%)
----------------------------------------------------------------------------------------------------------------------------
            1,100  Basic Petroleum International, Ltd. +                                                              31,075

Hong Kong  (8.5%)
----------------------------------------------------------------------------------------------------------------------------
              525  Asia Satellite Telecommunications Holdings Ltd. ADR +                                              13,781
            7,000  Cheung Kong Infrastructure Holdings                                                                11,452
            7,000  Citic Pacific Ltd.                                                                                 30,781
           12,000  Consolidated Electric Power Asia Ltd.                                                              22,116
           22,212  First Pacific Co., Ltd.                                                                            36,053
               45  HSBC Holdings PLC ADR                                                                                 777
           15,000  Hong Kong Telecommunications Ltd.                                                                  25,123
              600  Hong Kong Telecommunications Ltd. ADR                                                              10,125
           18,000  New World Infrastructure Ltd. +                                                                    42,369
            4,000  Swire Pacific Ltd. Class A                                                                         35,566
           11,000  Varitronix International Ltd.                                                                      20,771
                                                                                                                  ----------
                                                                                                                     248,914

Hungary  (3.0%)
----------------------------------------------------------------------------------------------------------------------------
            1,600  Gedeon Richter GDR                                                                                 88,000

India  (6.8%)
----------------------------------------------------------------------------------------------------------------------------
            2,000  Ashok Leyland Ltd. GDR +                                                                           24,000
            2,400  Crompton Greaves Ltd. 144A GDR                                                                     14,400
            1,100  East India Hotels Ltd. GDR +                                                                       23,100
            3,800  Gujarat Narmada Valley Fertilizers Co. Ltd. (GNFC) GDR                                             13,300
            5,320  India Cements Ltd. GDR                                                                             23,248
            1,000  Indian Hotels Co. Ltd. 144A GDR +                                                                  25,500
            1,700  Indian Petrochemicals Corp. Ltd. GDR                                                               20,825
            2,500  Industrial Credit & Investment Corp. of India Ltd. ADR +                                           28,000
            1,700  Tata Engineering & Locomotive Co. Ltd. GDR +                                                       27,413
                                                                                                                  ----------
                                                                                                                     199,786

Indonesia  (5.6%)
----------------------------------------------------------------------------------------------------------------------------
           38,000  PT Bank Dagang Nasional                                                                            26,778
           16,244  PT Bank Internasional Indonesia                                                                    37,462
            8,000  PT Gudang Garam                                                                                    29,383
           13,000  PT Matahari Putra Prima                                                                            17,073
           12,580  PT Mulia Industrindo                                                                               12,760
              700  PT Pasifik Satelit Nusantara ADR +                                                                 10,850
            3,000  Sampoerna International Finance                                                                    28,892
                                                                                                                  ----------
                                                                                                                     163,198

Luxembourg  (1.4%)
----------------------------------------------------------------------------------------------------------------------------
            1,000  Millicom International Cellular S.A. +                                                             39,750

Malaysia  (0.7%)
----------------------------------------------------------------------------------------------------------------------------
            6,000  Maruichi Malaysia Steel Tube                                                                       21,661

Mexico  (6.7%)
----------------------------------------------------------------------------------------------------------------------------
            6,500  Apasco S.A.                                                                                        43,762
            8,700  Cemex S.A. de C.V.                                                                                 32,589
           29,000  Cifra S.A. de C.V. Ser. C +                                                                        45,328
           10,000  Fomento Economico Mexicano, S.A. de C.V. Class B                                                   29,901
           44,000  Grupo Corvi S.A. units +                                                                           43,913
                                                                                                                  ----------
                                                                                                                     195,493

Morocco  (1.8%)
----------------------------------------------------------------------------------------------------------------------------
            4,000  Banque Marocaine Du Commerce Exterieur 144A GDR +                                                  52,000

Pakistan  (2.9%)
----------------------------------------------------------------------------------------------------------------------------
            1,300  Hubco Power GDR +                                                                                  26,650
            2,000  Pakistan State Oil                                                                                 18,604
              400  Pakistan Telecomm Ltd. 144A GDS +                                                                  39,800
                                                                                                                  ----------
                                                                                                                      85,054

Panama  (1.0%)
----------------------------------------------------------------------------------------------------------------------------
              700  Panamerican Beverages, Inc. Class A                                                                29,575

Peru  (0.7%)
----------------------------------------------------------------------------------------------------------------------------
              900  Telfonica del Peru S.A. ADR                                                                        21,038

Philippines  (8.7%)
----------------------------------------------------------------------------------------------------------------------------
          394,000  Alsons Consolidated Resources, Inc. +                                                              34,339
          155,000  Belle Corp. +                                                                                      41,476
           26,000  Fil-Estate Land, Inc.                                                                              26,835
           96,000  Filinvest Development Corp. +                                                                      45,872
           53,500  Filinvest Land, Inc. +                                                                             18,815
           29,000  HI Cement Corp. +                                                                                  10,088
           56,000  International Container Terminal Services, Inc. +                                                  34,251
            2,500  Philippine National Bank +                                                                         41,810
                                                                                                                  ----------
                                                                                                                     253,486

Portugal  (2.6%)
----------------------------------------------------------------------------------------------------------------------------
            2,600  Investec Consultadoria International +                                                             77,024

Russia  (3.2%)
----------------------------------------------------------------------------------------------------------------------------
            1,300  AO Mosenergo 144A ADS                                                                              37,375
            1,400  Lukoil Oil Co. ADR +                                                                               54,600
                                                                                                                  ----------
                                                                                                                      91,975

Singapore  (1.0%)
----------------------------------------------------------------------------------------------------------------------------
            6,000  Far East Levingston Shipbuilding Ltd.                                                              28,805

South Africa  (5.4%)
----------------------------------------------------------------------------------------------------------------------------
            2,300  Barlow Ltd.                                                                                        21,170
            2,900  Energy Africa Ltd. 144A +                                                                          38,425
            1,200  Nedcor Ltd. GDR +                                                                                  15,600
           35,300  SA Iron & Steel Industrial Corp.                                                                   21,163
            3,043  Sasol Ltd.                                                                                         33,909
            1,016  South African Breweries Ltd.                                                                       26,945
                                                                                                                  ----------
                                                                                                                     157,212

South Korea  (0.4%)
----------------------------------------------------------------------------------------------------------------------------
              800  Korea Mobile Telecommunication ADR +                                                               12,800

Thailand  (3.3%)
----------------------------------------------------------------------------------------------------------------------------
            9,000  Central Pattana Public Co. Ltd.                                                                    37,352
           15,000  Siam City Bank Ltd.                                                                                29,645
            6,000  Siam Makro Public Co.                                                                              30,593
                                                                                                                  ----------
                                                                                                                      97,590
                                                                                                                  ----------
                   Total Common Stocks  (cost $1,967,718)                                                        $ 2,268,952

INVESTMENT FUNDS  (2.6%) *
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           60,000  Ruam Pattana Fund II (Thailand)                                                                  $ 34,980
            1,000  Taiwan Fund, Inc. (Taiwan)                                                                         42,300
                                                                                                                  ----------
                   Total Investment Funds  (cost $73,187)                                                           $ 77,280

PREFERRED STOCKS  (10.4%) *
NUMBER OF SHARES                                                                                                       VALUE
Brazil  (10.4%)
----------------------------------------------------------------------------------------------------------------------------
            5,130  Banco Bradesco BRC 0.072 No Par Value (NPV) pfd.                                                 $ 43,406
              100  Brasmotor S.A. pfd.                                                                                33,077
           80,000  Centrais Electricas de Santa Catarina S.A. pfd. +                                                  67,690
               70  Cia Cervejaria Brahma pfd.                                                                         44,421
               90  Cia Tecidos Norte de Minas BRC 8.65 NPV pfd.                                                       30,551
              320  Petroleo Brasileiro S.A. pfd.                                                                      38,722
              400  Telemig (Telec De Minas Gerais) pfd.                                                               45,336
                                                                                                                  ----------
                   Total Preferred Stocks  (cost $255,376)                                                         $ 303,203

WARRANTS (0.1%) * (cost $13,400) +                                                                   EXPIRATION
NUMBER OF WARRANTS                                                                                         DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------
            2,750  Southern Bank Berhad (Malaysia)                                                      6/17/01      $ 2,776

SHORT-TERM INVESTMENTS  (8.7%)* (cost $255,075)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
         $255,000  Interest in $883,204,000 joint repurchase agreement dated August 30, 1996 with
                   Goldman, Sachs & Co. due September 3, 1996 with respect to various U.S. Treasury
                   obligations-maturity value of $255,149 for an effective yield of 5.26%                          $ 255,075
----------------------------------------------------------------------------------------------------------------------------
                   Total Investments  (cost $2,564,756) ***                                                      $ 2,907,286
----------------------------------------------------------------------------------------------------------------------------

*    Percentages indicated are based on net assets of $2,924,774.

***  The aggregate identified cost on a tax basis is $2,566,700, resulting in gross unrealized appreciation and depreciation of $453,556 and $112,970, respectively, or net unrealized appreciation of $340,586.

+    Non-income-producing security.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS or GDR after the name of a foreign holding stands for American Depository Receipts, American Depository
Shares or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1996

Assets
-----------------------------------------------------------------------------------------------------------
Investments in securities, at value  (identified cost $2,564,756)  (Note 1)                      $2,907,286
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                    200
-----------------------------------------------------------------------------------------------------------
Dividends and other receivables                                                                       3,087
-----------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                1,160
-----------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                       27,107
-----------------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                                      8,392
-----------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                            3,642
-----------------------------------------------------------------------------------------------------------
Total assets                                                                                      2,950,874

Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                              7
-----------------------------------------------------------------------------------------------------------
Payable for organizational expenses  (Note 1)                                                         3,662
-----------------------------------------------------------------------------------------------------------
Payable for auditing fees                                                                            16,300
-----------------------------------------------------------------------------------------------------------
Payable for legal fees                                                                                2,800
-----------------------------------------------------------------------------------------------------------
Payable for reports to shareholders                                                                   2,464
-----------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                  867
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    26,100
-----------------------------------------------------------------------------------------------------------
Net assets                                                                                       $2,924,774

Represented by
-----------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                                  $2,474,342
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                          4,897
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions (Note 1)             103,013
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies         342,522
-----------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                        $2,924,774

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share  ($2,924,774 divided by 284,487 shares)               $10.28
-----------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $10.28)*                                                      $10.91
-----------------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period December 28, 1995
(commencement of operations) to August 31, 1996
Investment Income:
---------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,830)                                              $28,363
---------------------------------------------------------------------------------------------
Interest                                                                                4,789
---------------------------------------------------------------------------------------------
Total investment income                                                                33,152

Expenses:
---------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                       21,095
---------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          3,585
---------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         327
---------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                           17
---------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                             20
---------------------------------------------------------------------------------------------
Reports to shareholders                                                                 4,521
---------------------------------------------------------------------------------------------
Registration fees                                                                         872
---------------------------------------------------------------------------------------------
Auditing                                                                               16,300
---------------------------------------------------------------------------------------------
Legal                                                                                   5,661
---------------------------------------------------------------------------------------------
Postage                                                                                    44
---------------------------------------------------------------------------------------------
Other                                                                                     465
---------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                        (20,364)
---------------------------------------------------------------------------------------------
Total expenses                                                                         32,543
---------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (2,344)
---------------------------------------------------------------------------------------------
Net expenses                                                                           30,199
---------------------------------------------------------------------------------------------
Net investment income                                                                   2,953
---------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      103,014
---------------------------------------------------------------------------------------------
Net realized loss on foreign currency translation (Note 1)                               (16)
---------------------------------------------------------------------------------------------
Net unrealized depreciation on foreign currency translation during the period             (8)
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments during the period                          342,530
---------------------------------------------------------------------------------------------
Net gain on investments                                                               445,520
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $448,473
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                          For the period
                                                                                       December 28, 1995
                                                                                           (commencement
                                                                                       of operations) to
                                                                                               August 31
--------------------------------------------------------------------------------------------------------
                                                                                                    1996
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------
Net investment income                                                                             $2,953
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                               102,998
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies      342,522
--------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                             448,473
--------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                476,301
--------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                     924,774
--------------------------------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                   2,000,000
--------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $4,897)                                                                             $2,924,774
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                   For the period
                                                                December 28, 1995
                                                                    (commencement
                                                                    of operations)
                                                                     to August 31
                                                                             1996*
                                                               ------------------
Net asset value, beginning of period                                        $8.50
---------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------
Net investment income                                                         .01(c)
---------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.77
---------------------------------------------------------------------------------
Total from investment operations                                             1.78
---------------------------------------------------------------------------------
Net asset value, end of period                                             $10.28
---------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           20.94(d)
---------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $2,925
---------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.25(c)(d)
---------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .11(c)(d)
---------------------------------------------------------------------------------
Portfolio turnover (%)                                                      45.90(d)
---------------------------------------------------------------------------------
Average commission rate paid                                               $.0060(d)
---------------------------------------------------------------------------------

*   Per share net investment income has been determined on the basis of the weighted averagage number of shares outstanding during the period.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period
   (Note 2). As a result of such limitation, expenses for the fund reflect a reduction of $.09 per share.

(d) Not annualized.




Notes to financial statements
August 31, 1996

Note 1
Significant accounting policies

The fund is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by primarily investing in common stocks and other equity securities of emerging market companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on its principal exchange, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Investments for which market quotations are not readily available (and in certain circumstances debt securities which trade on an exchange) are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees and dealers, which determine valuations for institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income if any, will be recorded by the fund on the ex-dividend date. Capital gain distributions, if any, will be recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of organization expenses, realized gains and losses on short-term foreign currency contracts and unrealized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution under income tax regulations. For the year ended August 31, 1996, the fund reclassified $1,944 to increase undistributed net investment income and $1,959 to decrease paid-in-capital, with an increase to accumulated net realized gains on investments of $15. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% of any excess thereafter subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1997, to the extent that expenses of a fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended August 31, 1996, fund expenses were reduced by $2,344 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

During the period December 28, 1995 (commencement of operations) to August 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the period December 28, 1995 (commencement of operations) to August 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $3,316,737 and $1,105,312, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                              For the period
                             December 28, 1995
                             (commencement of
                              operations) to
                             August 31, 1996
----------------------------------------------------
                           Shares             Amount
----------------------------------------------------
Shares sold                52,471           $509,968

Shares
repurchased                (3,277)           (33,397)
----------------------------------------------------
Net increase               49,194           $476,301
----------------------------------------------------

Note 5
Initial capitalization and offering of shares

The Fund was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to December 28, 1995, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000, and $3,662 of initial organizational expenses, and the issuance of 235,293 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on December 28, 1995.

At August 31, 1996, Putnam Management owned 235,293 shares of the fund (82.70% of shares outstanding), valued at $2,418,812.



Federal tax information
(Unaudited)

For the period, interest and dividends from foreign countries were $31,193 or $.110 per share. Taxes paid to foreign countries were $2,830 or $.010 per share.

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

Price Waterhouse LLP


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Tim Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

J. Peter Grant
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

27673-2AY       10/96